COSTS IN EXCESS OF BILLINGS (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017
Costs in excess of billings [Table Text Block]
	January 31,	July 31,
	2018	2017
Billings in excess of costs on uncompleted contracts- related party	$(70,989)	$46,510
Costs on contracts not yet recognized	3,071,325	2,870,392
Costs in excess of billings	$3,000,336	$2,916,902

Contracts accounted for under the percentage-of- completion method:
Costs incurred on uncompleted contracts-related party	$73,598	$172,922
Billings to date	(144,587)	(126,412)
	$(70,989)	$46,510

	July 31, 2017	July 31, 2016
Costs in excess of billings on uncompleted contracts- related party	$46,510	$710,652
Costs on contracts not yet recognized	2,870,392	-
Costs in excess of billings	$2,916,902	$710,652

Contracts accounted for under the percentage-of- completion method:
Costs incurred on uncompleted contracts-related party	$172,922	$853,787
Billings to date	(126,412)	(143,135)
	$46,510	$710,652